COLLEGE RETIREMENT EQUITIES FUND

SUPPLEMENT NO. 5

dated February 27, 2008
to the May 1, 2007 Statement of Additional Information (SAI)

NEW OFFICERS

Effective February 4, 2008, the Board of Trustees of the College Retirement Equities Fund (“CREF”) appointed Richard S. Biegen as Vice President and Chief Compliance Officer of CREF. He replaces Eric C. Oppenheim, who had held the position of Vice President and Acting Chief Compliance Officer of CREF. Mr. Oppenheim will no longer serve as Vice President and Acting Chief Compliance Officer of CREF.

Effective February 19, 2008, the Board of Trustees of CREF also appointed Cara L. Schnaper as an Executive Vice President of CREF.

Consequently, all references to Mr. Oppenheim as Vice President and Acting Chief Compliance Officer of CREF should be removed from the list of officers in CREF’s SAI and the following information concerning Mr. Biegen and Ms. Schnaper should be added to the list of officers in CREF’s SAI:

Name,	Position(s)	Term of Office
Address and	Held with	and Length of
Date of Birth	CREF	Time Served	Principal Occupation(s) During Past 5 Years
Richard S. Biegen	Vice President	One-Year Term.	Chief Compliance Officer of College Retirement Equities Fund, TIAA-CREF
TIAA-CREF	and Chief	Vice President and	Institutional Mutual Funds, TIAA-CREF Life Funds and TIAA Separate
730 Third Avenue	Compliance	Chief Compliance	Account VA-1 (collectively, the “TIAA-CREF Fund Complex”), Vice President,
New York, NY 10017-3206	Officer	Officer since	Senior Compliance Officer of Asset Management Compliance of TIAA and Chief
DOB: 5/08/62		February 2008.	Compliance Officer of Advisors and Investment Management (since February 2008).
Formerly, Managing Director/Director of Global Compliance, AIG Investments
(2000-2008); Senior Vice President/Group Head, Regulatory Oversight Group,
Scudder Kemper Investments, Inc. (1998-2000); Chief Compliance Officer/
Vice President, Legal Department, Salomon Brothers Asset Management, Inc.
(1997-1998); Assistant General Counsel/Director, Securities Law Compliance,
The Prudential Insurance Company of America (1994-1997); and Enforcement
Staff Attorney, U.S. Securities and Exchange Commission (1988-1994).
Cara L. Schnaper	Executive	One-Year Term.	Executive Vice President, Technology and Operations of TIAA, and Executive
TIAA-CREF	Vice President	Executive Vice	Vice President of the TIAA-CREF Fund Complex (since February 2008).
730 Third Avenue		President since	Formerly, Principal, Market Resolve, LLC (2006-February 2008); and Head,
New York, NY 10017-3206		February 2008.	Middle Office, Investment Banking (2000-2002), Head, Technology and
DOB: 2/13/54			Operations, Equities (1999-2000) and Chief Operating Officer Technology
and Operations, Emerging Markets, Foreign Exchange and Commodities
(1997-1999), JP Morgan Chase & Co.

A11565 2/08